RETIREMENT BENEFIT PLANS - Disclosure of Movements in Present Value of Defined Benefit Obligations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at the end of the period	£ 416	£ 657
Current service cost	13	13	£ 30
Net interest income	(34)	(54)	(31)
Remeasurement due to actuarial movements arising from:
– Changes in demographic assumptions	(113)	(51)	(122)
– Experience adjustments	84	91	481
– Changes in financial assumptions	(786)	206	(5,167)
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at the end of the period	(7,380)	(8,201)	£ (7,937)
Net interest income	(371)	(379)
Employer salary sacrifice contributions	(4)	(1)
Past service cost	0	(1)
Remeasurement due to actuarial movements arising from:
– Changes in demographic assumptions	113	51
– Experience adjustments	(84)	(91)
– Changes in financial assumptions	786	(206)
Benefits paid	394	372
Derecognition of pension scheme liabilities arising from the wind up of the offshore scheme	0	4
Present value of defined benefit obligations | Santander UK plc
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	£ (13)	£ (13)